Consolidated Statements of Comprehensive Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net earnings	CAD 1,125	CAD 713
Other comprehensive (loss) income (Note 19)
Unrealized foreign currency translation losses, net of hedging activities and income tax expense of $2 and $nil, respectively	(781)	(50)
Available-for-sale investment, net of income tax expense, of $nil and $nil, respectively	0	2
Cash flow hedges, net of income tax expense, of $nil and $2, respectively	2	3
Employee future benefits, net of income tax expense, of $nil and $nil, respectively	(4)	(1)
Other comprehensive loss	(783)	(46)
Comprehensive income	342	667
Comprehensive income attributable to:
Non-controlling interests	(2)	53
Preference equity shareholders	65	75
Common equity shareholders	279	539
Comprehensive income	CAD 342	CAD 667